Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Depreciation method used for equipment	Declining balance method
Reportable segment, description	The Company operates as a single reportable segment
Bottom of Range [member]
Statement Line Items [Line Items]
Rate of depreciation, description		0.20
Top of Range [Member]
Statement Line Items [Line Items]
Rate of depreciation, description		0.30